UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO
SECTION 15G OF THE
SECURITIES EXCHANGE ACT
OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X        Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

October 1, 2019  to December 31, 2019

Date of Report (Date of earliest event reported)  February 14, 2020

Exact name of securitizer as specified in its charter:  LendingHome Funding Corporation

Commission File Number of securitizer:  N/A

Central Index Key Number of securitizer:  00016016421

Michael Bourque, (415) 202-6400

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

1  LendingHome Funding Corporation (“LHFC”) is filing this Form ABS-15G in its capacity as sponsor of the LHOME Mortgage Trust 2019-RTL1, Series 2019-RTL1 Notes transaction, the LHOME Mortgage Trust 2019-RTL2, Series 2019-RTL2 Notes transaction and the LHOME Mortgage Trust 2019-RTL3, Series 2019-RTL3 Notes transaction (the “Specified Transactions”), which are covered by this report, and to exempt its affiliate LHFC Depositor, LLC, the depositor of the Specified Transactions, from filing a Form ABS-15G pursuant to Rule 15Ga-1(b).  In LHFC’s capacity as sponsor, LHFC is a securitizer for purposes of Rule 15GA-1 and this report relates to the assets sold by LHFC into the Specified Transactions.  This report only contains information relating to the Specified Transactions and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which LHFC may have acted as a securitizer.

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Explanatory Note:
We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”) and (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”).  The information in this Form ABS-15G has not been verified by any third party.

Item 99.1 – Exhibits

The following is filed as an Exhibit to this Report under ABS-15G:

ABS-15G Table
Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Notes
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
Asset Class: Other
LHOME Mortgage Trust 2019-RTL1		LendingHome Funding Corporation	851	205,686,200.38	100.00	0	0.00	0.00	1	424,500.00	0.206	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	[2]
Total by Issuing Entity			851	205,686,200.38	100.00	0	0.00	0.00	1	424,500.00	0.206	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
Total by Asset Class			851	205,686,200.38	100.00	0	0.00	0.00	1	424,500.00	0.206	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00

2 The related loan was repurchased in the fourth quarter of 2019.  The outstanding principal balance of the asset is calculated as of the time of repurchase, and the percentage of principal balance is calculated by dividing the outstanding principal balance of the asset by the total unpaid principal balance of the pool as of the immediately preceding indenture trustee’s report immediately preceding the repurchase. The information in the “Total Assets in ABS by Originator” is based on the information provided in the immediately preceding indenture trustee’s report immediately preceding the repurchase of the asset.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 14, 2020	LENDINGHOME FUNDING CORPORATION
(Securitizer)

	By:	/s/ Michael Bourque
Name: Michael Bourque
Title: Chief Operating Officer and Chief Financial Officer